Share Capital, Share Premium and Reserves - Summary of Reserves at Reporting Date (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reserves within equity [abstract]
Foreign currency translation differences for foreign operations	₩ 1,108,625	₩ 1,025,319
Other comprehensive loss from associates	(27,224)	(29,496)
Other comprehensive income held for sale		291,363
Total	₩ 1,081,401	₩ 1,287,186	₩ 515,976	₩ 479,628